Accrued Liabilities and Other Payables (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accrued Liabilities and Other Payables
Accrued professional fees	¥ 5,541	¥ 11,242
Accrued promotion fees	1,477	3,986
Payable for property, plant and equipment	178	2,604
Accrued office rental expense	503	463
Accrued employee welfare expense, meal and travel expense	1,427	1,535
Guarantee deposits	880	230
Withholding employees' social insurance and housing fund	927	1,190
Others	4,170	3,902
Total	¥ 15,103	¥ 25,152